Long-term Debt and Interest Rate Swap - UBS/B1 Term Loan (Details) - Keypoint Government Solutions, Inc (Keypoint OpCo) - USD ($)	Apr. 18, 2017	Oct. 31, 2014	Nov. 13, 2012	Mar. 30, 2018	Dec. 31, 2017
UBS / B1 loans
Debt Instrument [Line Items]
Total debt			$ 150,000,000
Interest rate floor			5.00%
Additional interest rate per annum on top of the base rate			2.25%
Long-term debt outstanding				$ 0	$ 0
Repayments of debt	$ 109,200,000
Debt extinguishment costs	4,300,000
UBS / B1 loans | Federal Funds
Debt Instrument [Line Items]
Basis spread on variable rate			0.50%
UBS / B1 loans | One-Month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			1.00%
UBS B1 Loans Amended
Debt Instrument [Line Items]
Total debt		$ 22,000,000
Interest rate floor		5.50%
Long-term debt outstanding				$ 0	$ 0
Secured debt | Cortland First Lien
Debt Instrument [Line Items]
Total debt	215,000,000
Revolving Credit Facility | UBS / B1 loans
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 10,000,000
Revolving Credit Facility | Cortland First Lien
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 15,000,000.0